Payables and Accrued Charges (Summary of Payables and Accrued Charges) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables	$ 5,797	$ 5,179
Customer prepayments	2,298	2,083
Dividends	244	257
Accrued compensation	681	669
Current portion of asset retirement obligations and accrued environmental costs (Note 22)	234	170
Current portion of share-based compensation (Note 5)	142	185
Current portion of derivatives	35	20
Income taxes (Note 8)	(899)	(606)
Current portion of pension and other post-retirement benefits (Note 21)	15	16
Other accrued charges and others	671	684
Total	11,291	10,052
Other Taxes	59	50
Provincial Mining Taxes at End of Year	114	53
Interest Payable	$ 102	$ 80